Group information (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of consolidated financial statements

The consolidated financial statements of the Group include :

Name of subsidiary	Principal activities	Place of incorporation and business	Effective equity held by the Group
			2023	2022
			%	%
Held by the Company
Environmental Solutions Group Holdings Limited	Investment holding company	Cayman Island	100	100

Held by Subsidiary
Environmental Solutions Asia Holdings Limited	Investment holding company	British Virgin Islands	100	100

Environmental Solutions (Asia) Pte Ltd	Waste management and recycling of industrial wastes	Singapore	100	100